SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Diversified Capital Builder Fund (the “Fund”)

Effective immediately, Michael T. Smith, CFA is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management”, the Fund Management table is updated to include the following:

MANAGER	SUB-ADVISER	PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Junkin, Portfolio Manager/2019 Margaret Patel, Portfolio Manager/2007 Michael T. Smith, CFA, Portfolio Manager/2026

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Michael T. Smith, CFA Diversified Capital Builder Fund	Mr. Smith joined Allspring Investments or one of its predecessor firms in 2000,where he currently serves as a Senior Portfolio Manager and Head of the Growth Equity team.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following the Other Managed Accounts and Portfolio Manager Fund Holdings tables are amended to include the following:

Michael T. Smith, CFA	Registered Investment Companies
	Number of Accounts	11
	Total Assets Managed	$9.56B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$995.27M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	32
	Total Assets Managed	$3.04B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager Fund Holdings
PORTFOLIO MANAGER	FUND	BENEFICIALOWNERSHIP
Allspring Investments
Michael T. Smith, CFA	Diversified Capital Builder Fund	$0[1]
1.	Mr. Smith became a portfolio manager of the Fund on August 20, 2026. The information presented in this table is as of September 30, 2025, at which time Mr. Smith was not a portfolio manager of the Fund.

August 20, 2026	SUP4324 08-26